Premises and equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	843,870	$ 892,308
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	475,162	488,497
Property Plant And Equipment Net Excluding Construction In Progress	368,708	403,811
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	115,176	110,453
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	483,983	500,474
Building [Member] | Maximum Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years 0 months 0 days
Building [Member] | Minimum Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years 0 months 0 days
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	290,444	305,814
Equipment [Member] | Maximum Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years 0 months 0 days
Equipment [Member] | Minimum Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years 0 months 0 days
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	69,443	86,020
Leaseholds and Leasehold Improvements [Member] | Maximum Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years 0 months 0 days
Leaseholds and Leasehold Improvements [Member] | Minimum Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years 0 months 0 days
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,697	$ 5,252